UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

ITEM 1.      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Small-Cap Value Portfolio

Annual Report

December 31, 2008

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim Small-Cap Value Portfolio

It was a difficult year for U.S. equities, and the small cap value portion of the market was no exception. While the benchmark Russell 2000 Value Index fell 28.0% since mid-May, 2008 (at which time Invesco began managing the Maxim Small-Cap Value Portfolio), this is slightly better than the Russell 2000 Index (a “core” benchmark) return of -31.4% and better still than the performance of large cap stocks over the same time period. In this dreary equity market, the Maxim Small-Cap Value Portfolio underperformed the benchmark slightly (0.85%, gross of fees). The third quarter of 2008 was particularly challenging, as most active small cap value managers - including Invesco - underperformed the broader benchmark.

The full year 2008 – and the fourth quarter in particular – were abysmal for stock performance. The Russell 2000 Value Index, which was “only” down 10.4% through September 30th, fell an additional 26.1% in the final three months of the year. The drop in the stock market was preceded by a collapse in commodity and energy prices which began in late June / early July after a blistering climb in the first half of the year. While consumers hailed the fall in commodity and energy prices, since it reduced their day-to-day cost of living, the effect of the sub-prime mortgage crisis and the ensuing credit crunch were beginning to manifest themselves. The gross domestic product in the U.S. fell 0.5% in the third quarter from the prior quarter, and then slid again in the fourth quarter, this time by 6.2%. As the economy soured, unemployment rose. By the end of the fourth quarter, 7.2% of Americans were out of a job. Poor economic conditions and rising unemployment have cast a pall over the markets as we enter 2009. Now the question becomes, how soon can the stock market and economy recover?

	MAXIM	RUSSELL 2000
	SMALL-CAP VALUE	VALUE
	BALANCE	BALANCE

	10,000.00	10,000.00
2008	7,116.00	7,201.00

Maxim Small-Cap Value Portfolio

Total Return –

Since inception:	-28.84%

Portfolio Inception:	May 15, 2008

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Small-Cap Value Portfolio, made at its inception, with the performance of the Russell 2000 Value Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Small-Cap Value Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2008, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from May 15, 2008 (inception) to December 31, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Small-Cap Value Portfolio of the Maxim Series Fund, Inc. as of as of December 31, 2008, the results of its operations, the changes in its net assets, and the financial highlights for the period from May 15, 2008 (inception) to December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 26, 2009

MAXIM SERIES FUND, INC.

Maxim Small-Cap Value Portfolio

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

ASSETS:
Investments in securities, market value (1)	$145,181,088
Cash	775,390
Dividends receivable	396,831
Subscriptions receivable	223,077
Variation margin on futures contracts	24,005

Total assets	146,600,391

LIABILITIES:
Due to investment adviser	174,310
Redemptions payable	576,312

Total liabilities	750,622

NET ASSETS	$145,849,769

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,065,115
Additional paid-in capital	191,045,460
Net unrealized depreciation on investments and futures contracts	(29,578,232)
Undistributed net investment income	14,884
Accumulated net realized loss on investments and futures contracts	(17,697,458)

NET ASSETS	$145,849,769

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$7.06

SHARES OF CAPITAL STOCK:
Authorized	150,000,000
Outstanding	20,651,149

(1) Cost of investments in securities:	$174,804,440

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
PERIOD FROM MAY 15, 2008 (INCEPTION) TO DECEMBER 31, 2008

INVESTMENT INCOME:
Interest	$75,884
Dividends	2,581,882

Total income	2,657,766

EXPENSES:
Management fees	1,409,352

NET INVESTMENT INCOME	1,248,414

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(17,157,129)
Net realized loss on futures contracts	(686,923)
Change in net unrealized depreciation on investments	(29,623,352)
Change in net unrealized appreciation on futures contracts	45,120

Net realized and unrealized loss on investments	(47,422,284)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(46,173,870)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM MAY 15, 2008 (INCEPTION) TO DECMEBER 31, 2008

2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,248,414
Net realized loss on investments	(17,157,129)
Net realized loss on futures contracts	(686,923)
Change in net unrealized depreciation on investments	(29,623,352)
Change in net unrealized appreciation on futures contracts	45,120

Net decrease in net assets resulting from operations	(46,173,870)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,086,936)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	247,056,131
Reinvestment of distributions	1,086,936
Redemptions of shares	(55,032,492)

Net increase in net assets resulting from share transactions	193,110,575

Total increase in net assets	145,849,769

NET ASSETS:
Beginning of period	0

End of period (1)	$145,849,769

OTHER INFORMATION:

SHARES:
Sold	26,857,763
Issued in reinvestment of distributions	164,451
Redeemed	(6,371,065)

Net increase	20,651,149

(1) Including undistributed net investment income	$14,884

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Period Ended December 31, 2008 +

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations

Net investment income	0.05
Net realized and unrealized loss	(2.94)

Total Loss From Investment Operations	(2.89)

Less Distributions

From net investment income	(0.05)

Total Distributions	(0.05)

Net Asset Value, End of Period	$7.06

Total Return ±	(28.84%)	w

Net Assets, End of Period ($000)	$145,850

Ratio of Expenses to Average Net Assets	1.40%	*

Ratio of Net Investment Income to Average Net Assets	1.24%	*

Portfolio Turnover Rate	66.07%	w

+	The portfolio commenced operations on May 15, 2008.

w	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-three portfolios. Interests in the Maxim Small-Cap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The Portfolio commenced operations on May 15, 2008. The investment objective of the Portfolio is to seek long-term growth of capital. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

Upon inception, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of December 31, 2008, the inputs used to value the Portfolio’s investments were as detailed in the following table. At no point during the year did the Portfolio hold securities valued with Level 3 inputs.

Description	Level 1	Level 2		Level 3		Total

Assets
Common stock	$144,671,121	$		$		$144,671,121
Short-term investments			509,967			509,967
Other financial instruments*	24,005					24,005

Total	$144,695,126		$509,967		$—	$145,205,093

* Other financial instruments consist of futures. Futures are reported at their variation margin as of December 31, 2008.

Financial Futures Contracts

The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation on futures contracts. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. Accordingly, no provision for federal income or excise taxes has been made. The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado jurisdictions. No federal income tax returns are currently under examination. The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2005 through December 31, 2008.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”) FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Furthermore, in September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “FSP”) was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, the Portfolio is evaluating the impact, if any, of FAS 161 on financial statements and related disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.40% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2008, there were thirty-three Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all portfolios for which they serve as Directors was $180,900 for the year ended December 31, 2008. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended December 31, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $300,260,345 and $108,123,423, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2008, the U.S. Federal income tax cost basis was $177,782,902. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $7,433,748 and gross depreciation of securities in which there was an excess of tax cost over value of $40,035,562 resulting in net depreciation of $32,601,814.

5.	FUTURES CONTRACTS

As of December 31, 2008, the Portfolio had 17 open Russell 2000 Mini long futures contracts. The contracts expire in March 2009 and the Portfolio has recorded unrealized appreciation of $45,120.

6.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended December 31, 2008 was from ordinary income in the amount of $1,086,936.

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$14,884
Undistributed capital gains	0

Net accumulated earnings	14,884

Net unrealized depreciation on investments	(32,601,814)
Capital loss carryforwards	(7,014,886)
Post-October losses	(7,658,990)

Tax composition of capital	$(47,260,806)

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. For the year ended December 31, 2008 the Portfolio reclassified permanent book and tax differences of $146,594 from undistributed net investment income to accumulated net realized loss on investments. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

At December 31, 2008, the Portfolio had available for federal income tax purposes an unused capital loss carryforward of $7,014,886, which expires in the year 2016.

The Portfolio had current year post-October losses of $7,658,990.

7.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2008, 100% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE — 0.61%
3,400	Ceradyne Inc *	69,054
30,000	Cubic Corp	816,000
		$885,054

AGRICULTURE — 0.20%
53,600	Darling International Inc *	294,264
		$294,264

AIRLINES — 1.83%
3,800	Alaska Air Group Inc *	111,150
2,500	Allegiant Travel Company *	121,425
6,700	AMR Corp *	71,489
31,900	ExpressJet Holdings Inc *	54,230
62,300	JetBlue Airways Corp *	442,330
17,800	Republic Airways Holdings Inc *	189,926
58,700	SkyWest Inc	1,091,820
43,200	UAL Corp	476,064
12,800	US Airways Group Inc *	98,944
		$2,657,378

AUTO PARTS & EQUIPMENT — 0.67%
36,500	ATC Technology Corp *	533,995
8,600	Exide Technologies *	45,494
6,000	Fuel Systems Solutions Inc *	196,560
3,000	Hawk Corp *	49,800
4,100	Midas Inc *	43,009
16,100	Standard Motor Products Inc	55,706
4,100	Superior Industries International Inc	43,132
		$967,696

BANKS — 14.65%
12,800	1st Source Corp	302,464
13,100	Ameris Bancorp	155,235
5,000	Arrow Financial Corp	125,700
11,500	Bancfirst Corp	608,580
13,100	Bank of Granite Corp	32,095
7,600	Center Financial Corp	46,892
3,500	Chemical Financial Corp	97,580
15,600	City Bank	81,120
15,300	City Holding Co	532,134
9,200	Colonial BancGroup Inc	19,044
53,500	Community Bank System Inc	1,304,865
15,300	Community Trust Bancorp Inc	562,275

6,300	Financial Institutions Inc	90,405
178,100	First BanCorp	1,984,034
3,650	First Citizens BancShares Inc	557,720
106,800	First Commonwealth Financial Corp	1,322,184
2,100	First Community Bancshares Inc	73,227
62,300	First Financial Bancorp	771,897
17,800	First Financial Bankshares Inc	982,738
9,800	First Financial Corp	401,702
3,800	First Merchants Corp	84,398
78,900	First Midwest Bancorp Inc	1,575,633
52,200	FirstMerit Corp	1,074,798
8,500	FNB Corp	112,200
31,800	Frontier Financial Corp	138,648
10,700	Great Southern Bancorp Inc	122,408
24,300	Guaranty Bancorp *	48,600
3,600	Hancock Holding Co	163,656
2,100	Home Bancshares Inc	56,595
21,500	Independent Bank Corp	562,440
13,200	Lakeland Bancorp Inc	148,632
5,100	MainSource Financial Group Inc	79,050
4,800	NBT Bancorp Inc	134,208
57,200	Old National Bancorp	1,038,752
7,900	Old Second Bancorp Inc	91,640
13,100	Oriental Financial Group Inc	79,255
13,400	Pacific Capital Bancorp	226,192
7,600	PacWest Bancorp	204,440
1,300	Park National Corp	93,275
9,800	Peoples Bancorp Inc	187,474
55,300	Provident Bankshares Corp	534,198
3,600	S&T Bancorp Inc	127,800
21,700	Santander BanCorp	271,033
9,800	SCBT Financial Corp	338,100
6,000	Simmons First National Corp	176,820
3,100	Sterling Bancorp NY	43,493
12,800	Suffolk Bancorp	459,904
16,900	Sun Bancorp Inc *	126,581
6,300	SVB Financial Group *	165,249
12,800	SY Bancorp Inc	352,000
41,300	Trustmark Corp	891,667
14,000	UMB Financial Corp	687,960
3,000	Umpqua Holdings Corp	43,410
7,300	Union Bankshares Corp	181,040
5,100	United Bankshares Inc	169,422
11,500	Washington Trust Bancorp Inc	227,125
4,800	WesBanco Inc	130,608
6,300	West Bancorp Inc	77,175
		$21,277,770

BIOTECHNOLOGY — 0.61%
1,300	Bio Rad Labs Inc *	97,903
94,100	Enzon Pharmaceuticals Inc *	548,603
36,100	eResearchTechnology Inc *	239,343
		$885,849

BROADCAST/MEDIA — 0.41%
45,400	Carmike Cinemas Inc	165,710
4,500	National CineMedia Inc	45,630
59,500	Sinclair Broadcast Group Inc	184,450
65,500	Warner Music Group Corp	197,810
		$593,600

BUILDING MATERIALS — 1.44%
3,200	American Woodmark Corp	58,336
125,900	Comfort Systems USA Inc	1,182,201
26,300	Gibraltar Industries Inc	314,022
32,900	NCI Building Systems Inc *	536,270
		$2,090,829

CHEMICALS — 0.96%
30,200	Ferro Corp	212,910
44,600	Innospec Inc	262,694
3,800	Minerals Technologies Inc	155,420
12,800	Olin Corp	231,424
23,000	Spartech Corp	143,980
11,200	Symyx Technologies Inc *	66,528
19,300	Terra Industries Inc	321,731
		$1,394,687

COMMUNICATIONS - EQUIPMENT — 2.89%
218,800	3Com Corp *	498,864
39,400	ADTRAN Inc	586,272
6,300	Anaren Inc *	75,285
10,200	Arris Group Inc *	81,090
39,600	Avocent Corp *	709,236
95,400	Emulex Corp *	665,892
39,300	Extreme Networks Inc *	91,962
20,300	InterDigital Inc *	558,250
20,300	JDS Uniphase Corp *	74,095
22,000	Plantronics Inc	290,400
29,200	Tekelec *	389,528
92,000	UTStarcom Inc *	170,200
		$4,191,074

COMPUTER HARDWARE & SYSTEMS — 1.13%
113,200	Adaptec Inc *	373,560
14,000	Hutchinson Technology Inc *	48,720
71,000	QLogic Corp *	954,240
32,600	Rackable Systems Inc *	128,444
40,700	Silicon Storage Technology Inc *	93,203
2,500	Synaptics Inc *	41,400
		$1,639,567

COMPUTER SOFTWARE & SERVICES — 4.50%
16,100	Actuate Corp *	47,656
40,700	Acxiom Corp	330,077
79,300	CIBER Inc *	381,433
8,600	Computer Task Group Inc *	27,692
33,700	COMSYS IT Partners Inc *	75,488
21,600	Dice Holdings Inc *	88,128
36,900	Earthlink Inc *	249,444
47,400	Fair Isaac Co	799,164
9,800	Manhattan Associates Inc *	154,938
21,600	MAXIMUS Inc	758,376
69,700	ModusLink Global Solutions Inc *	201,433
10,000	NIC Inc	46,000

8,200	Quest Software Inc *	103,238
100,500	S1 Corp *	792,945
3,600	Sohu.com Inc *	170,424
67,400	SonicWALL Inc *	268,252
64,800	Sybase Inc *	1,605,096
17,000	Take-Two Interactive Software Inc	128,520
58,200	TIBCO Software Inc *	302,058
		$6,530,362

CONGLOMERATES — 0.76%
61,000	Tredegar Corp	1,108,980
		$1,108,980

CONTAINERS — 0.06%
11,500	Myers Industries Inc	92,000
		$92,000

COSMETICS & PERSONAL CARE — 0.45%
16,300	Parlux Fragrances Inc *	47,596
42,200	Prestige Brands Holdings Inc *	445,210
24,300	Revlon Inc *	162,081
		$654,887

DISTRIBUTORS — 0.55%
19,100	Beacon Roofing Supply Inc *	265,108
42,000	BlueLinx Holdings Inc *	79,380
2,500	Core-Mark Holding Co Inc *	53,800
13,400	Houston Wire & Cable Co	124,754
30,600	United Rentals Inc *	279,072
		$802,114

ELECTRIC COMPANIES — 4.43%
48,300	Black Hills Corp	1,302,168
22,000	El Paso Electric Co *	397,980
3,800	IDACORP Inc	111,910
40,700	NorthWestern Corp	955,229
94,100	Portland General Electric Co	1,832,127
2,500	UIL Holdings Corp	75,075
59,800	UniSource Energy Corp	1,755,728
		$6,430,217

ELECTRONIC INSTRUMENTS & EQUIPMENT — 1.70%
7,400	AO Smith Corp	218,448
5,100	Coherent Inc *	109,446
69,700	CTS Corp	384,047
8,100	Insight Enterprises Inc *	55,890
67,400	Methode Electronics Inc Class A	454,276
17,800	MTS Systems Corp	474,192
4,800	Multi-Fineline Electronix Inc *	56,112
26,400	RadiSys Corp *	145,992
114,000	Sanmina-SCI Corp *	53,580
30,600	Stoneridge Inc *	139,536
16,600	Woodward Governor Co	382,132
		$2,473,651

ELECTRONICS - SEMICONDUCTOR — 2.07%
106,800	Amkor Technology Inc *	232,824
59,700	Cirrus Logic Inc *	159,996
54,600	Conexant Systems Inc *	37,401
119,100	Entegris Inc *	260,829
63,700	Integrated Device Technology Inc *	357,357
51,900	Integrated Silicon Solution Inc *	84,597
57,600	Lattice Semiconductor Corp *	86,976
81,600	Micrel Inc	596,496
64,800	PMC-Sierra Inc *	314,928
99,200	Silicon Image Inc *	416,640
63,600	Teradyne Inc *	268,392
56,500	TriQuint Semiconductor Inc *	194,360
		$3,010,796

ENGINEERING & CONSTRUCTION — 0.24%
15,300	EMCOR Group Inc *	343,179
		$343,179

FINANCIAL SERVICES — 0.71%
5,100	Asset Acceptance Capital Corp *	26,061
6,300	BlackRock Kelso Capital Corp	62,118
2,400	Capital Southwest Corp	259,584
18,600	Encore Capital Group Inc *	133,920
10,200	Harris & Harris Group Inc *	40,290
6,300	Interactive Brokers Group Inc *	112,707
11,500	Medallion Financial Corp	87,745
12,800	PHH Corp *	162,944
10,300	Webster Financial Corp	141,934
		$1,027,303

FOOD & BEVERAGES — 2.14%
3,800	Coca-Cola Bottling Co Consolidated	174,648
79,300	Del Monte Foods Co	566,202
5,000	Diamond Foods Inc	100,750
5,100	Farmer Bros Co	127,194
42,000	Nash Finch Co	1,885,380
2,500	Ralcorp Holdings Inc *	146,000
71,300	Reddy Ice Holdings Inc	102,672
		$3,102,846

GOLD, METALS & MINING — 1.82%
15,300	Compass Minerals International Inc	897,498
6,300	Royal Gold Inc	310,023
129,800	Worthington Industries Inc	1,430,396
		$2,637,917

HEALTH CARE RELATED — 2.74%
25,400	Centene Corp *	500,634
7,600	Emergency Medical Services Corp *	278,236
42,900	Health Management Associates Inc Class A *	76,791
35,600	HealthSouth Corp *	390,176
39,400	Lincare Holdings Inc *	1,061,042
3,800	Matrixx Initiatives Inc *	62,662
37,300	Nektar Therapeutics *	207,388
14,000	Nighthawk Radiology Holdings Inc *	68,040
24,200	Owens & Minor Inc	911,130

18,500	PharMerica Corp *	289,895
3,800	RehabCare Group Inc *	57,608
5,100	US Physical Therapy Inc *	67,983
		$3,971,585

HOMEBUILDING — 1.44%
78,000	Beazer Homes USA Inc *	123,240
36,200	Hovnanian Enterprises Inc *	62,264
72,500	M/I Homes Inc	764,150
13,100	Meritage Homes Corp *	159,427
30,600	Ryland Group Inc	540,702
251,100	Standard Pacific Corp *	446,958
		$2,096,741

HOUSEHOLD GOODS — 1.55%
66,100	American Greetings Corp	500,377
125,900	Blyth Industries Inc	987,056
42,400	Furniture Brands International Inc	93,704
23,100	Helen of Troy Ltd *	401,016
11,500	Hooker Furniture Corp	88,090
64,400	La-Z-Boy Inc	139,748
5,200	Tempur-Pedic International Inc	36,868
		$2,246,859

INSURANCE RELATED — 9.13%
13,000	Allied World Assurance Co Holdings Ltd	527,800
32,800	Ambac Financial Group Inc	42,640
139,200	American Equity Investment Life Holding Co	974,400
14,000	American Physicians Capital Inc	673,400
17,800	Amerisafe Inc *	365,434
89,100	Aspen Insurance Holdings Ltd	2,160,675
31,800	Conseco Inc *	164,724
8,900	Employers Holdings Inc	146,850
10,800	Endurance Specialty Holdings Ltd	329,724
10,700	FBL Financial Group Inc	165,315
10,200	FPIC Insurance Group Inc *	446,556
62,300	IPC Holdings Ltd	1,862,770
82,700	Montpelier Re Holdings Ltd	1,388,533
22,800	National Financial Partners Corp	69,312
600	National Western Life Insurance Co Class A	101,502
80,100	Platinum Underwriters Holdings Ltd	2,890,008
20,300	PMA Capital Corp *	143,724
28,000	Presidential Life Corp	276,920
16,700	Zenith National Insurance Corp	527,219
		$13,257,506
INVESTMENT BANK/BROKERAGE FIRM — 1.75%
11,900	BGC Partners Inc	32,844
43,800	GFI Group Inc	155,052
87,700	Knight Capital Group Inc *	1,416,355
101,700	LaBranche & Co Inc *	487,143
7,300	optionsXpress Holdings Inc	97,528
14,500	Patriot Capital Funding Inc	52,780
8,400	Sanders Morris Harris Group Inc	50,316
13,000	SWS Group Inc	246,350
		$2,538,368

LEISURE & ENTERTAINMENT — 1.54%
31,800	Brunswick Corp	133,878
48,300	Callaway Golf Co	448,707
17,300	Nautilus Group Inc *	38,233
33,100	Polaris Industries Inc	948,315
28,800	RC2 Corp *	307,296
9,600	Steinway Musical Instruments Inc *	168,096
32,400	Sturm Ruger & Co Inc *	193,428
		$2,237,953

MACHINERY — 2.18%
32,400	Blount International Inc *	307,152
3,900	Chart Industries Inc *	41,457
18,200	EnPro Industries Inc *	392,028
14,000	Federal Signal Corp	114,940
10,800	Gardner Denver Inc *	252,072
8,200	Lydall Inc *	47,150
18,900	Mueller Industries Inc	474,012
15,300	Robbins & Myers Inc	247,401
54,700	Tecumseh Products Co Class A *	524,026
12,800	Titan Machinery Inc *	179,968
33,200	Wabash National Corp	129,812
11,500	Wabtec Corp	457,125
		$3,167,143

MANUFACTURING — 0.10%
17,800	Mueller Water Products Inc	149,520
		$149,520

MEDICAL PRODUCTS — 1.23%
2,700	Cyberonics Inc *	44,739
52,200	Invacare Corp	810,144
5,100	Merit Medical Systems Inc *	91,443
10,200	Quidel Corp *	133,314
29,600	Steris Corp	707,144
		$1,786,784

MISCELLANEOUS — 0.06%
5,100	CSS Industries Inc	90,474
		$90,474

OFFICE EQUIPMENT & SUPPLIES — 1.22%
8,500	Ennis Inc	102,935
24,400	Herman Miller Inc	317,932
16,600	HNI Corp	262,944
58,500	Knoll Inc	527,670
64,400	Steelcase Inc	361,928
6,000	United Stationers Inc *	200,940
		$1,774,349

OIL & GAS — 1.97%
5,200	Bolt Technology Corp *	36,192
1,300	Carbo Ceramics Inc	46,189
12,800	Clayton Williams Energy Inc *	581,632
57,500	Energy Partners Ltd *	77,625
10,000	HKN Inc *	29,700

17,800	Key Energy Services Inc *	78,498
5,100	Knightsbridge Tankers Ltd	74,715
10,200	McMoRan Exploration Co *	99,960
56,200	Newpark Resources Inc *	207,940
11,500	Overseas Shipholding Group Inc	484,265
30,300	Rosetta Resources Inc *	214,524
99,200	VAALCO Energy Inc *	738,048
5,100	World Fuel Services Corp	188,700
		$2,857,988

PAPER & FOREST PRODUCTS — 0.26%
81,700	Buckeye Technologies Inc *	297,388
6,600	Clearwater Paper Corp *	55,374
8,200	KapStone Paper and Packaging Corp *	19,516
		$372,278

PERSONAL LOANS — 0.06%
44,500	Advance America Cash Advance Centers Inc	84,105
		$84,105

PHARMACEUTICALS — 1.34%
35,600	Depomed Inc *	58,740
15,300	Medicis Pharmaceutical Corp Class A	212,670
46,700	Noven Pharmaceuticals Inc *	513,700
23,000	Salix Pharmaceuticals Ltd *	203,090
42,000	Valeant Pharmaceuticals International *	961,800
		$1,950,000

POLLUTION CONTROL — 0.39%
9,200	Casella Waste Systems Inc *	37,536
22,000	Tetra Tech Inc *	531,300
		$568,836

PRINTING & PUBLISHING — 1.05%
96,700	Deluxe Corp	1,446,632
49,300	Lee Enterprises Inc	20,213
21,500	Media General Inc Class A	37,625
2,000	Scholastic Corp	27,160
		$1,531,630

REAL ESTATE — 9.97%
13,400	Agree Realty Corp REIT	242,942
8,500	American Capital Agency Corp REIT	181,560
59,800	Anworth Mortgage Asset Corp REIT	384,514
30,600	Associated Estates Realty Corp REIT	279,378
8,200	Brandywine Realty Trust REIT	63,222
24,100	CapLease Inc REIT	41,693
15,600	Care Investment Trust Inc REIT	121,524
34,400	DuPont Fabros Technology Inc REIT	71,208
66,000	Education Realty Trust Inc REIT	344,520
52,300	Extra Space Storage Inc REIT	539,736
5,900	Hatteras Financial Corp REIT	156,940
35,600	Healthcare Realty Trust Inc REIT	835,888
47,500	Highwoods Properties Inc REIT	1,299,600
138,600	Inland Real Estate Corp REIT	1,799,028
81,400	Investors Real Estate Trust REIT	871,794

13,300	Kite Realty Group Trust REIT	73,948
37,300	Lexington Realty Trust REIT	186,500
49,700	LTC Properties Inc REIT	1,007,916
1,300	Mid-America Apartment Communities Inc REIT	48,308
24,100	Mission West Properties Inc REIT	184,365
11,500	Monmouth Real Estate Investment Corp REIT	80,500
26,800	National Health Investors Inc REIT	735,124
108,100	Omega Healthcare Investors Inc REIT	1,726,357
4,100	One Liberty Properties Inc REIT	36,080
23,100	Potlatch Corp REIT	600,831
8,900	PS Business Parks Inc REIT	397,474
7,600	Saul Centers Inc REIT	300,200
64,500	Senior Housing Properties Trust REIT	1,155,840
9,600	Urstadt Biddle Properties Inc REIT	152,928
124,900	U-Store-It Trust REIT	555,805
		$14,475,723

RESTAURANTS — 0.45%
12,100	AFC Enterprises Inc *	56,749
22,900	Cracker Barrel Old Country Store Inc	471,511
34,400	Denny’s Corp *	68,456
36,900	Krispy Kreme Doughnuts Inc *	61,992
		$658,708

RETAIL — 4.03%
26,700	99 Cents Only Stores *	291,831
40,000	Aeropostale Inc *	644,000
10,300	AnnTaylor Stores Corp *	59,431
8,900	AutoNation Inc *	87,932
63,600	Big Lots Inc *	921,564
169,200	Blockbuster Inc *	213,192
15,300	Build-A-Bear Workshop Inc *	74,358
22,900	Casey’s General Stores Inc	521,433
10,300	Charlotte Russe Holding Inc *	66,847
7,300	Children’s Place *	158,264
12,300	Christopher & Banks Corp	68,880
6,200	Collective Brands Inc *	72,664
11,200	Dillard’s Inc	44,464
30,600	Finish Line Inc	171,360
10,800	Genesco Inc *	182,736
38,200	Jo-Ann Stores Inc *	591,718
34,400	Regis Corp	499,832
24,100	Rent-A-Center Inc *	425,365
7,900	Sally Beauty Co Inc *	44,951
23,900	Systemax Inc	257,403
75,400	Talbots Inc	180,206
2,500	Tractor Supply Co *	90,350
8,900	Ulta Salon Cosmetics & Fragrance Inc *	73,692
30,400	Zale Corp *	101,232
		$5,843,705

SAVINGS & LOANS — 3.41%
12,100	Bank Mutual Corp	139,634
11,900	BankFinancial Corp	121,261
3,600	Beneficial Mutual Bancorp Inc *	40,500
8,900	Berkshire Hills Bancorp Inc	274,654
17,400	Corus Bankshares Inc	19,314

45,700	Dime Community Bancshares	607,810
54,600	Doral Financial Corp *	409,500
6,300	ESSA Bancorp Inc	89,019
11,500	First Financial Holdings Inc	232,760
62,300	First Niagara Financial Group Inc	1,007,391
10,000	First Place Financial Corp	38,300
71,200	Flagstar Bancorp Inc	50,552
17,800	OceanFirst Financial Corp	295,480
16,600	Provident Financial Services Inc	253,980
25,400	Provident New York Bancorp	314,960
31,400	TrustCo Bank Corp NY	298,614
9,600	Washington Federal Inc	143,616
12,800	WSFS Financial Corp	614,272
		$4,951,617

SHOES — 0.28%
25,400	Timberland Co Class A *	293,370
5,100	Wolverine World Wide Inc	107,304
		$400,674

SPECIALIZED SERVICES — 2.97%
30,300	Albany Molecular Research Inc *	295,122
14,100	AMN Healthcare Services Inc *	119,286
3,900	Career Education Corp *	69,966
7,600	CDI Corp	98,344
10,200	Convergys Corp *	65,382
3,800	Corporate Executive Board Co	83,828
99,200	CSG Systems International Inc *	1,733,024
28,800	Diamond Management & Technology Consultants Inc	121,248
69,700	Global Cash Access Holdings Inc *	154,734
80,100	Hackett Group Inc *	233,892
7,100	Harte-Hanks Inc	44,304
22,900	Hudson Highland Group Inc *	76,715
5,400	Marchex Inc	31,482
39,600	PRG-Schultz International Inc *	161,568
54,400	Spherion Corp *	120,224
5,100	Standard Parking Corp *	98,634
13,100	Stewart Enterprises Inc	39,431
29,200	TNS Inc *	274,188
51,000	TrueBlue Inc *	488,070
		$4,309,442

TELEPHONE & TELECOMMUNICATIONS — 1.83%
246,200	Cincinnati Bell Inc *	475,166
52,200	Iowa Telecommunications Services Inc	745,416
7,600	Shenandoah Telecommunications Co	213,180
105,500	USA Mobility Inc	1,220,635
		$2,654,397

TEXTILES — 0.37%
3,000	Cherokee Inc	52,050
26,300	Fuqi International Inc *	164,638
24,100	Jones Apparel Group Inc	141,226
7,100	Maidenform Brands Inc *	72,065
11,500	Oxford Industries Inc	100,855
		$530,834

TOBACCO — 0.24%
11,500	Universal Corp	343,505
		$343,505

TRANSPORTATION — 0.48%
9,000	American Commercial Lines Inc *	44,100
24,300	Pacer International Inc	253,449
23,100	Werner Enterprises Inc	400,554
		$698,103

UTILITIES — 2.78%
2,500	Chesapeake Utilities Corp	78,700
58,500	NICOR Inc	2,032,291
17,800	Northwest Natural Gas Co	787,294
19,100	Piedmont Natural Gas Co Inc	604,897
44,500	Plug Power Inc *	45,390
19,100	Southwest Gas Corp	481,702
		$4,030,274

TOTAL COMMON STOCK — 99.65% (Cost $174,294,473)		$144,671,121

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

510,000	United States of America † 0.030% March 19, 2009	509,967

TOTAL SHORT-TERM INVESTMENTS — 0.35% (Cost $509,967)		$509,967

TOTAL MAXIM SMALL-CAP VALUE — 100% (Cost $174,804,440)		$145,181,088

Legend

*	Non-income Producing Security

REIT	Real Estate Investment Trust

†	Collateral or Segregated Assets for Futures

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

See Notes to Financial Statements.

Summary of Investments by Sector

Maxim Small-Cap Value Portfolio
December 31, 2008
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	7,439,071	5.13%
Consumer Products & Services	24,427,722	16.83%
Financial Services	57,612,392	39.68%
Health Care Related	8,594,218	5.92%
Industrial Products & Services	11,112,173	7.64%
Natural Resources	6,162,447	4.25%
Technology	14,539,430	10.01%
Transportation	4,323,177	2.98%
Utilities	10,460,491	7.21%
Short-Term Investments	509,967	0.35%
	$145,181,088	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim Small-Cap Value Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2008 to December 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2008)	(12/31/2008)	(6/30/08-12/31/08)

Actual	$ 1,000.00	$ 768.84	$ 6.22

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,018.10	$ 7.10

*Expenses are equal to the Portfolio's annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the investment period.

Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT DIRECTORS*
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail Klapper (65)	Director	December 14, 2007 to present	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	33	Director, Centennial Bank Holdings, LLC
Richard P. Koeppe (77)	Director	April 30, 1987 to present	Retired Educator	33
Sanford Zisman (69)	Director	March 19, 1982 to present	Attorney, Firm of Zisman,& Ingraham, P.C.	33
INTERESTED DIRECTORS AND OFFICERS*
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Mitchell T.G. Graye (53)	Director, Chairman and President	June 1, 2000 to present (as Director) and June 19, 2008 to present (as Chairman and President)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, and The Crown Life Insurance Company; Executive Vice President and Chief Financial Officer, GWL&A Financial Inc.; President, Great-West Life & Annuity Insurance Capital (Nova Scotia) Co., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II, and GWL Properties, Inc.	33	Director, Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II

Charles P. Nelson (48)	Director	September 22, 2008 to present	President, Great-West Retirement Services, a unit of Great-West Life & Annuity Insurance Company; Senior Vice President, Retirement Services, First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., FASCore, LLC, National Plan Coordinators of Delaware, Inc., and GW Investor Services, LLC; Chairman, President and Chief Executive Officer, BenefitsCorp, Inc., and GWFS Equities, Inc.; Director, GW Capital Management, LLC.	33
Mary C. Maiers (41)	Treasurer	December 4, 2008 to present

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company; Assistant Vice President, Investment Operations, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Treasurer, GW Capital Management, LLC.

Beverly A. Byrne (53)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, GWL&A Financial Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Chief Legal Officer, Financial Services and Securities Compliance, U.S. Operations, The Great-West Life Assurance Company, and The Canada Life Assurance Company; Vice President, Counsel and Associate Secretary, U.S. Operations, Crown Life Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC, and GWFS Equities, Inc.; Secretary and Compliance Officer, BenefitsCorp, Inc., EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and GW Investor Services, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Secretary, GW Capital Management, LLC, and Orchard Capital Management, LLC; Vice President, Counsel and Secretary, National Plan Coordinators of Delaware, Inc.

* A Director who is not an “interested person” of the Fund (as defined in the 1940 Act) is referred to as an “Independent Director.” An “Interested Director” refers to a Director or officer who is an “interested person” of the Fund by virtue of their affiliation with either the Fund or MCM.

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors
R.P. Koeppe	$60,300	0	0	$60,300
S. Zisman	$64,000	0	0	$64,000
G. Klapper	$56,600	0	0	$56,600

** As of December 31, 2008, there were 33 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.

The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $296,425 for fiscal year 2007 and $315,080 for fiscal year 2008.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $37,500 for fiscal year 2007 and $37,500 for fiscal year 2008. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $128,905 for fiscal year 2007 and $138,345 for fiscal year 2008. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

_________________________

1  No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2  With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3  For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4  No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

Delegation.The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2007 equaled $640,700, and for fiscal year 2008 equaled $3,004,438.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Certification as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 26, 2009

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer

Date:	February 26, 2009